Other reserves	6 Months Ended
Jun. 30, 2022
Disclosure of reserves within equity [abstract]
Other reserves	Other reserves

	As at 30.06.22	As at 31.12.21
	£m	£m
Currency translation reserve	4,589	2,581
Fair value through other comprehensive income reserve	(917)	(118)
Cash flow hedging reserve	(3,492)	(618)
Own credit reserve	(103)	(960)
Other reserves	(24)	(24)
Total	53	861
Currency translation reserve
The currency translation reserve represents the cumulative gains and losses on the retranslation of the Barclays Bank Group’s net investment in foreign operations, net of the effects of hedging.
As at 30 June 2022, there was a credit balance of £4,589m (December 2021: £2,581m credit) in the currency translation reserve. The £2,008m credit movement principally reflects the weakening of GBP against USD during the period.
Fair value through other comprehensive income reserve
The fair value through other comprehensive income reserve represents the fair value changes of fair value through other comprehensive income investments since initial recognition.
As at 30 June 2022, there was a debit balance of £917m (December 2021: £118m debit) in the fair value through other comprehensive income reserve. The loss of £799m is principally driven by a £1,083m loss from the decrease in fair value of bonds due to increasing bond yields which was partially offset by a tax credit of £284m.
Cash flow hedging reserve
The cash flow hedging reserve represents the cumulative gains and losses on effective cash flow hedging instruments that will be recycled to the income statement when the hedged transactions affect profit or loss.
As at 30 June 2022, there was a debit balance of £3,492m (December 2021: £618m debit) in the cash flow hedging reserve. The decrease of £2,874m principally reflects a £3,908m decrease in the fair value of interest rate swaps held for hedging purposes as major interest rate forward curves increased. This is partially offset by a tax credit of £1,032m.
Own credit reserve
The own credit reserve reflects the cumulative own credit gains and losses on financial liabilities at fair value. Amounts in the own credit reserve are not recycled to profit or loss in future periods.
As at 30 June 2022, there was a debit balance of £103m (December 2021: £960m debit) in the own credit reserve. The movement of £857m principally reflects a £1,258m gain from the widening of Barclays funding spreads partially offset by a tax charge of £403m.
Other reserves
As at 30 June 2022, there was a debit balance of £24m (December 2021: £24m debit) in other reserves relating to redeemed ordinary and preference shares issued by Barclays Bank Group.